TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivable	$ 1,076	$ 1,268
Income tax receivable	160
Sales tax receivable	21	37
Duties receivable	162	649
Receivable from manufacturer	1,236	856
Total Trade and other receivables	$ 2,655	$ 2,810